Credit Facilities (Tables)	12 Months Ended
Jun. 30, 2019
Credit Facilities
Summary of outstanding balances on short-term bank loans

Outstanding balances on short-term bank loans consisted of the following:

		Weighted
		average
Lenders	Maturities	interest rate	Collateral/Guarantee	June 30, 2019	June 30, 2018

Shanghai Pudong Development (“SPD”) Bank Chongqing Nanbing Road Branch	April 22, 2020	6.09%	A security deposit of $109,221 and guaranteed by the CEO and certain members of the family and affiliate	$1,456,187	$1,510,004
Chongqing Rural Commercial Bank	December 6, 2019	6.74%	Guaranteed by the CEO and certain members of the family and affiliate	2,694,122	3,020,007
Chongqing Beibei Chouzhou Bank Co., Ltd.	January 20, 2020	6.96%	Guaranteed by GA Yongpeng’s properties recorded at RMB 36,626,600 (approximately $5.3 million) and Zeshu Dai’s 6.25% of stock right of GA Yongpeng recorded at RMB 1,250,000 (approximately $0.2 million)	364,071	—
Total				$4,514,380	$4,530,011

Summary of outstanding balances of short term third-party loans

Outstanding balances of short term third-party loans consisted of the following:

		Weighted
		average
Lenders	Maturities	interest rate	Collateral/Guarantee	June 30, 2019	June 30, 2018

Sichuan Toucu Financial Information Services Co., Ltd	Various amounts due between November 2018 and December 2018 ($145,628 was repaid in August 2019, and the balance was extended to be due between November 2019 and December 2019)	9.0%	None	$407,758	$302,001
Chongqing Puluosi Small Mortgage Co., Ltd.	Various amounts due between November 2018 and January 2019 (Reached new repayment terms upon private settlement)*	12.0%	Guaranteed by the CEO and certain members of the family and affiliate	4,805,734	4,530,011
Chongqing Zhouyang Shipping Co., Ltd	December 28, 2019	18.0%	None	72,814	75,500
Mei Yang	October 10, 2019 (Renewed and to be due on October 10, 2020)	18.0%	None	43,688	—
Ping Wang	January 10, 2020	9.89%	None	48,057	—
Yuzhu Hu	November 30, 2019	14.4%	None	160,191	—
Yixuan Liu	September 11, 2019 (Renewed and to be due on March 11, 2020)	12.0%	None	87,377	—
Shuming Yang	September 20, 2019 (Renewed and to be due on March 20, 2020)	12.0%	None	174,754	—
Qin Cao	October 22, 2019 (Renewed and to be due on October 22, 2020)	24.0%	None	72,814	—
Maohua Xia	Various amounts due between August 2019 and September 2019 (Renewed and various amounts to be due between August 2020 and September 2020)	24.0%	None	223,848	—
Bangwei Zhu	May 2, 2020	12.0%	None	36,407	—
Mei Zhang	April 9, 2019 (Renewed and to be due on April 9, 2020)	24.0%	None	72,814	—
Total loans from third parties				$6,206,256	$4,907,512
Total non-current loans from a third party				(3,131,007)	—
Total current loans from third parties				$3,075,249	$4,907,512

*The Company settled the renewal terms of these past-due loans with the lender in September 2019. According to the renewal terms, the Company repaid $116,503 (RMB 800,000) in September 2019. Among the remaining balance, $101,940 (RMB 700,000) will be due by the end of October 2019, $728,141 (RMB 5,000,000) will be due on December 1, 2019, $728,141 (RMB 5,000,000) will be due on March 31, 2020, and $3,131,007 (RMB 21,500,000) with  interests will be due on August 30, 2020.

Summary of outstanding balances of long term bank loan

The outstanding balance of long term bank loan consisted of the following:

		Weighted
		average
Lender	Maturity	interest rate	Collateral/Guarantee	June 30, 2019	June 30, 2018

Chongqing Dadukou Rongxing Village & Township Bank	September 20, 2020	12.0%	Guaranteed by CQ Penglin, CQ Pengmei, GA Yongpeng, CQ Mingwen, the CEO and certain members of the family	$866,231	$981,502